Intangible Assets and Contract Liabilities - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Intangibles assets, beginning balance	$ 2,497
Additions		$ 2,926
Amortization for the period	(606)	(429)
Intangibles assets, ending balance	1,891	2,497
Above market value of time charter | Tordis Knutsen
Intangible Assets
Intangibles assets, beginning balance	1,215
Additions		1,468
Amortization for the period	(304)	(253)
Intangibles assets, ending balance	911	1,215
Above market value of time charter | Vigdis Knutsen
Intangible Assets
Intangibles assets, beginning balance	1,282
Additions		1,458
Amortization for the period	(302)	(176)
Intangibles assets, ending balance	$ 980	$ 1,282